Segment information (Details) - Schedule of non current assets and revenue - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Brazil [Member]
Segment information (Details) - Schedule of non current assets and revenue [Line Items]
Net income	R$ 616,611	R$ 467,658
Non-current	865,060	853,957
Paraguay and Bolivia [Member]
Segment information (Details) - Schedule of non current assets and revenue [Line Items]
Net income	46,341	22,570
Non-current	R$ 387,754	R$ 275,957